Note 2 - Summary of Significant Accounting Policies (Details) - Revenue Recognition (Precious Metal Trading Securities [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Precious Metal Trading Securities [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Revenue Recognition [Line Items]
Commodity trading gains	$ 38,297,005	$ 18,537,459
Commission income	17,397,978	10,953,632
Carrying charges	4,396,134	633,154
	$ 60,091,117	$ 30,124,245